Corporate information	6 Months Ended
Jun. 30, 2021
Corporate information
Corporate information

Notes to Unaudited Interim Condensed Consolidated Financial Statements

Section 1— Corporate information

1.1         Organization

Forward Pharma A/S (the “Company”) is a limited liability company incorporated and domiciled in Denmark. The registered office is located in Copenhagen, Denmark. The consolidated financial statements include the Company's directly, and indirectly, owned German, United States and two Danish subsidiaries, identified as follows: Forward Pharma GmbH (“FP GmbH”), Forward Pharma USA, LLC (“FP USA”), Forward Pharma FA ApS (“FA”) and Forward Pharma Operations ApS (“Operations”), respectively. The Company and its subsidiaries are collectively referred to as the “Group.”

The unaudited interim condensed consolidated financial statements included herein do not include risk factors or other important information about the Group that can be found in the Company’s 2020 Annual Report on Form 20-F (“Annual Report”) filed with the United States Securities and Exchange Commission on April 14, 2021. Readers of the interim condensed consolidated financial statements included herein should read the Annual Report.

The Company's board of directors authorized the issuance of the interim condensed consolidated financial statements included herein on October 11, 2021.

1.2         Intellectual Property Proceedings and the Settlement and License Agreement

Effective as of February 1, 2017, the Company entered into a Settlement and License Agreement (the “License Agreement”) with two wholly owned subsidiaries of Biogen Inc. (collectively “Biogen”). The License Agreement provided Biogen with a co-exclusive license in the United States, and an exclusive license outside the United States to defined intellectual property of the Company. In accordance with the License Agreement, Biogen paid the Company a non-refundable fee of $1.25 billion (“Non-refundable Fee”) in February 2017.

See the Annual Report for additional information.

Opposition Proceeding Update

The Company’s European patent EP2801355 (“355 patent”) has been the subject of an opposition proceeding (“Opposition Proceeding”) brought by several opponents including Biogen. While Biogen has an exclusive license to the Company’s intellectual property outside the United States, including the 355 patent, the License Agreement did not resolve the Opposition Proceeding. The License Agreement allowed for the Opposition Division, the Technical Board of Appeal (the “TBA”) and the Enlarged Board of Appeal of the European Patent Office (the “EPO”), as applicable, to make the final determination as to the validity of the 355 patent and whether such patent should remain enforceable. As discussed in more detail in the Annual Report, the final determinations in the Opposition Proceeding would determine whether future royalties are due to the Company in accordance with the License Agreement.

On January 29, 2018, the Opposition Division of the EPO concluded the oral proceeding concerning the 355 patent and issued an initial decision in the Opposition Proceeding. The Opposition Division revoked the 355 patent after considering third-party oppositions from several opponents. On March 22, 2018, the Opposition Division issued its written decision with detailed reasons for the decision, on May 7, 2018, the Company submitted its notice of appeal, and on August 1, 2018, the Company submitted the detailed grounds for the appeal. On July 8, 2019, the Company received notice from the EPO that the appeal would be heard by the TBA of the EPO on June 18, 2020 (the “2020 Hearing”).

The 2020 Hearing was postponed twice as the result of the ongoing novel coronavirus 2019 pandemic and was finally heard by the TBA on September 6, 2021. At the conclusion of the appeal hearing, the TBA dismissed the Company’s appeal of the previous decision of the Opposition Division to revoke the 355 patent. The TBA made its decision after considering the Company’s appeal against the decision of the Opposition Division and third-party submissions from several opponents. The TBA will issue detailed reasons for the decision in written form in due course, and following receipt and review of these, management will decide future plans for the Group. Such plan may involve a petition for review at the Enlarged Board of Appeal of the EPO in an effort to overturn the unfavorable outcome, but the likelihood of a petition for review being successful is low. The denial of a petition for review would end the Opposition Proceeding in favor of the opponents. For all practical purposes, such denial or the absence of a petition for review would represent an unsuccessful outcome of the Opposition Proceeding, resulting in no royalties being due to the Company from Biogen based on Biogen’s future net sales outside the United States, as defined in the License Agreement.

1.3         Going Concern

The Group currently estimates that there will be adequate liquidity to continue as a going concern beyond the next twelve months. As discussed in Note 1.2, management will be deciding future plans for the Group after receipt and evaluation of the TBA’s written decision regarding the 355 patent.

Any unforeseen expenses, other unanticipated usages of cash, and/or a negative outcome in the tax audit in Germany (see Note 3.2 herein for additional information) would negatively impact management’s planned operating activities and could result in the use of the Group’s capital resources sooner than currently expect. If the Group were to incur unexpected cash outflows that individually, or collectively, are material, it would have a significant adverse impact on the Group’s financial position, cash holdings and threaten the Group’s ability to continue as a going concern.